Details of Significant Accounts	12 Months Ended
Dec. 31, 2019
Additional Disclosures Related To Regulatory Deferral Accounts [Abstract]
Details of Significant Accounts
6.	DETAILS OF SIGNIFICANT ACCOUNTS

(1)	Cash and cash equivalents

	December 31,
	2018	2019
	NT$000	NT$000	US$000
Cash on hand	$56	$50	$2
Checking and demand deposits	807,428	978,854	32,727
Time deposits	—	44,970	1,503
	$807,484	$1,023,874	$34,232

The Group transacts with a variety of financial institutions with good credit quality to disperse credit risk, so it expects that the probability of counterparty default is remote.

(2)	Financial assets at amortized cost

	December 31,
Items	2018	2019
	NT$000	NT$000	US $000
Current items:
Time deposits with maturity over three months	$307,150	$—	$—

Amounts recognized in profit or loss in relation to financial assets at amortized cost are listed below:

Items	2018	2019
	NT$000	NT$000	US$000
Interest income	$380	$787	$26

(3)	Accounts receivable

	December 31,
	2018	201 9
	NT$000	NT$000	US$000
Accounts receivable	$27,475	$33,252	$1,112
Less: Allowance for doubtful accounts	(18,132)	(18,132)	(606)

	$9,343	$15,120	$506

A.	The Group does not hold any collateral as security.
B.	The ageing analysis of accounts receivable is as follows:

	December 31,
	2018	2019
	NT$000	NT$000	US$000
Not past due	$9,343	$15,120	$506
Up to 30 days	—	—	—
31 to 90 days	—	—	—
91 to 180 days	—	—	—
Over 181 days	18,132	18,132	606

	$27,475	$33,252	$1,112

The above ageing analysis was based on past due date.

C.	Information relating to credit risk of accounts receivable is provided in Note 12(2).

(4)	Prepayments

	December 31,
	2018	2019
	NT$000	NT$000	US$000
Net input VAT	$40,614	$34,591	$1,156
Prepaid insurance expense	1,568	3,190	107
Prepaid handling charges	1,294	1,209	40
Prepaid repair expense	1,580	975	33
Others	11,455	11,019	368

	$56,511	$50,984	$1,704

(5)	Property, plant and equipment

A.	The details of property, plant and equipment are as follows:

	Land	Buildings	Testing equipment	Office equipment	Leasehold assets	Leasehold improvements	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
At January 1, 2018
Cost	$14,962	$29,532	$40,708	$18,329	$98,170	$73,014	$274,715
Accumulated depreciation	—	(5,360)	(25,771)	(12,777)	(23,681)	(53,791)	(120,880)

	$14,962	$24,172	$14,937	$6,052	$74,489	$19,223	$153,835

2018
Opening net book amount	$14,962	$24,172	$14,937	$6,052	$74,489	$19,223	$153,835
Additions	—	—	34,802	1,318	—	5,950	42,070
Disposal s	—	—	(9)	—	—	—	(9)
Reclassification	—	—	9,114	1,847	(7,679)	(1,847)	1,435
Transfers (Note 2)	—	—	143	—	—	—	143
Depreciation charges	—	(656)	(6,143)	(3,157)	(19,840)	(9,519)	(39,315)
Net exchange differences	—	—	87	(4)	—	3	86

	$14,962	$23,516	$52,931	$6,056	$46,970	$13,810	$158,245

At December 31, 2018
Cost	$14,962	$29,532	$82,584	$19,878	$50,013	$77,208	$274,177
Accumulated depreciation	—	(6,016)	(29,653)	(13,822)	(3,043)	(63,398)	(115,932)

	$14,962	$23,516	$52,931	$6,056	$46,970	$13,810	$158,245

	Land	Buildings	Testing equipment	Office equipment	Transportation equipment	Leasehold assets	Leasehold improvements	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
At January 1, 2019
Cost	$14,962	$29,532	$82,584	$19,878	$—	$50,013	$77,208	$274,177
Accumulated depreciation	—	(6,016)	(29,653)	(13,822)	—	(3,043)	(63,398)	(115,932)
	$14,962	$23,516	$52,931	$6,056	$—	$46,970	$13,810	$158,245
2018
Opening net book amount	$14,962	$23,516	$52,931	$6,056	$—	$46,970	$13,810	$158,245
Additions	—	—	4,379	281	120	—	486	5,266
Disposals	—	—	(1,041)	(28)	—	—	(518)	(1,587)
Reclassification (Note 1)	—	—	(36,315)	—	—	(46,970)	—	(83,285)
Transfers (Note 2)	—	—	71	—	—	—	—	71
Depreciation charges	—	(656)	(4,139)	(2,998)	(23)	—	(9,049)	(16,865)
Net exchange differences	—	—	(40)	(40)	—	—	(82)	(164)
	$14,962	$22,860	$15,846	$3,271	$97	$—	$4,647	$61,683
At December 31, 2019
Cost	$14,962	$29,532	$40,307	$18,675	$120	$—	$63,767	$167,363
Accumulated depreciation	—	(6,672)	(24,461)	(15,404)	(23)	—	(59,120)	(105,680)
	$14,962	$22,860	$15,846	$3,271	$97	$—	$4,647	$61,683
At December 31, 2019 (US$000)
Cost	$500	$987	$1,348	$624	$4	$—	$2,132	$5,595
Accumulated depreciation	—	(223)	(818)	(515)	(1)	—	(1,976)	(3,533)
	$500	$764	$530	$109	$3	$—	$156	$2,062

Note 1:	Information about the reclassification from leasehold assets to right-of-use assets for the initial application of IFRS 16 at January 1, 2019 is provided in Note 6(6).

Note 2:	Transferred from prepayments for equipment (shown as “Other non-current assets”).

B.	Information about the investing activities that were partially paid by cash is provided in Note 6(27).

C.	Information about the leasehold assets is provided in Note 6(12).

D.	Information about the property, plant and equipment that were pledged to others as collateral is provided in Note 8.

(6)	Leasing arrangement – lessee
Effective from 2019

A.
The Group leases various assets including buildings, testing equipment and transportation equipment. Lease agreements are typically made for periods of 1 to 6 years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose covenants, but leased assets may not be used as security for borrowing purposes.

B.	The carrying amount of right-of-use assets and the depreciation charges are as follows:

	December 31, 2019
	Cost	Accumulated depreciation	Carrying amount
	NT$000	NT$000	NT$000
Buildings	$71,477	($27,062)	$44,415
Testing equipment	86,328	(23,698)	62,630
Transportation equipment	697	(131)	566

	$158,502	($50,891)	$107,611

	December 31, 2019
	Cost	Accumulated depreciation	Carrying amount
	US$000	US$000	US$000
Buildings	$2,390	($905)	$1,485
Testing equipment	2,886	(792)	2,094
Transportation equipment	23	(4)	19

	$5,299	($1,701)	$3,598

	2019
	NT$000	US$000
Buildings	$27,104	$906
Testing equipment	20,654	691
Transportation equipment	131	4

	$47,889	$1,601

C.	For 2019, the additions to right-of-use assets amounted to NT$1,770 thousand (US$59 thousand).

D.	The information on income and expense accounts relating to lease agreements is as follows:

Items affecting profit or loss	2019
	NT$000	US$000
Interest expense on lease liabilities	$2,323	$78
Expense on short-term lease contracts	2,272	76
Expense on leases of low-value assets	366	12

E.	For 2019, the Group’s total cash outflow for leases amounted to NT $ $70,416 thousand (US$2,354 thousand).

(7)	Intangible assets

A.	The details of intangible assets are as follows:

	Professional technology	Computer software	Total
	NT$000	NT$000	NT$000
At January 1, 2018
Cost	$49,114	$23,522	$72,636
Accumulated amortization	(46,315)	(17,684)	(63,999)

	$2,799	$5,838	$8,637

2018
Opening net book amount	$2,799	$5,838	$8,637
Additions	—	3,537	3,537
Amortization charges	(2,799)	(5,345)	(8,144)

	$—	$4,030	$4,030

At December 31, 2018
Cost	$49,290	$27,058	$76,438
Accumulated amortization	(49,290)	(23,028)	(72,318)

	$—	$4,030	$4,030

	Professional technology	Computer software	Total
	NT$000	NT$000	NT$000
At January 1, 2019
Cost	$49,290	$27,058	$76,438
Accumulated amortization	(49,290)	(23,028)	(72,318)

	$—	$4,030	$4,030

2019
Opening net book amount	$—	$4,030	$4,030
Additions	—	4,177	4,177
Transfers (Note)	—	243	243
Amortization charges	—	(6,648)	(6,648)

	$—	$1,802	$1,802

At December 31, 2019
Cost	$49,136	$31,479	$80,614
Accumulated amortization	(49,136)	(29,677)	(78,812)

	$—	$1,802	$1,802

At December 31, 2019 (US$000)
Cost	$1,643	$1,052	$2,695
Accumulated amortizatio n	(1,643)	(992)	(2,635)

	$—	$60	$60

(Note):	Transferred from prepayments for equipment (shown as “Other non-current assets”).

B.	Information about the investing activities that were partially paid by cash is provided in Note 6(27).

C.	The details of the amortization charges of intangible assets (recorded in “Operating expenses”) are as follows:

	2018	2019
	NT$000	NT$000	US$000
General and administrative expenses	$2,983	$2,796	$93
Research and development expenses	5,161	3,852	129

	$8,144	$6,648	$222

(8)	Other non-current assets

	December 31,
	2018	2019
	NT$000	NT$000	US$000
Refundable deposits	$18,930	$24,351	$814
Prepaid expense for medical r esearch-non-current	20,000	20,000	669
Prepayments for equipment	27,942	74,841	2,502

	$66,872	$119,192	$3,985

(9)	Short-term borrowings

	December 31,
	2018	2019
	NT$000	NT$000	US$000
Bank unsecured borrowings	$46,000	$46,000	$1,538

Interest rate	1.95% ~2.10%	1.95%	1.95%

Credit line	$—	$30,000	$1,003

Interest expense recognized in profit or loss amounted to NT$942 thousand and NT$917 thousand (US$31 thousand) for 2018 and 2019, respectively.

(10)	Other payables

	December 31,
	2018	2019
	NT$000	NT$000	US$000
Research expenses	$97,930	$72,576	$2,426
Salaries and bonuses	31,049	25,405	850
Service expenses	48,137	14,236	476
Medical research expenses	2,707	4,526	151
Labor and health insurance	2,191	1,732	58
Repair expenses	676	638	21
Payables on machinery, equipment and intangible assets	3,677	264	9
Other accrued expenses	19,901	11,687	391

	$206,268	$131,064	$4,382

(1 1 )	Long-term borrowings

Type of loans	Borrowing period and repayment term	Interest rate	Collateral	December 31, 2018
				NT$000
Taiwan Cooperative Bank - secured borrowings	Note 1	1.85%	Note 4	37,277
Taiwan Cooperative Bank - secured borrowings	Note 2	1.85%	Note 4	28,900
Cathay Bank - secured borrowings	Note 3	5.25%	Note 4	368,580

				434,757
Less: Current portion (Shown as “Other current liabilities”)				(66,747)

				$368,010

Type of loans	Borrowing period and repayment term	Interest rate	Collateral	December 31, 2019
				NT$000	US$000
Taiwan Cooperative Bank - secured borrowings	Note 1	1.85%	Note 4	$35,360	$1,182
Taiwan Cooperative Bank - secured borrowings	Note 2	1.85%	Note 4	25,500	852
Cathay Bank - secured borrowings	Note 3	4.75%	Note 4	309,793	10,358
				370,653	12,392
Less: Current portion (Shown as “Other current liabilities”)				(315,145)	(10,536)
				$55,508	$1,856

Note 1:
The Company entered into a long-term loan contract with Taiwan Cooperative Bank on September 1, 2015 in the amount of NT$37,750 thousand (US$1,262 thousand). The contract period is from September 2015 to September 2035. The interest is payable monthly for the first 3 years and payable monthly along with the same amount of principal starting from the fourth year.

Note 2:
The Company entered into a
mid-term
loan contract with Taiwan Cooperative Bank on September 4, 2015 in the amount of NT$34,000 thousand (US$1,137 thousand). The contract period is from September 2015 to September 2022. The interest is payable monthly for the first 2 years and payable semi-annually along with 5% (NT$1,700 thousand (US$57 thousand)) of the principal starting from September 2017. The remaining 50% of principal (NT$17,000 thousand (US$568 thousand)) is required to be repaid in September 2022.

Note 3:
The Company and its subsidiary, TLC Biopharmaceuticals, Inc. (“TLC US”) entered into a mid-term loan and security agreement with Cathay Bank on December 27, 2018 in the amount of US$12 million. The contract period is from December 2018 to June 2020.
 The interest is payable monthly for the first six months and payable monthly along with the same amount of principal starting from July 2019.

Note 4 :	Information about the collateral provided for the loans is provided in Note 8.
A.
According to the above two bank loan contracts with Taiwan Cooperative Bank, the Company is restricted from paying cash dividends or other distributions on the common stock and Taiwan Cooperative Bank retains the right in requesting the Company to raise paid-in
capital or to improve financial structure if certain conditions are met.

B.
According to the above loan and security agreement with Cathay Bank, if the Company or TLC US violate any of the following covenants, Cathay Bank has the right to demand, among other things, that the Company and TLC US repay the outstanding loan early:

(i)
T
he Group must maintain an adjusted quick ratio (“Adjusted Quick Ratio”) of at least a minimum of 2.25 to 1.00 and (ii) the Group must maintain an adjusted tangible net worth (“Adjusted Tangible Net Worth”) of no less than US$12 million as per its quarterly and yearly consolidated financial statements. “Adjusted Quick Ratio” means a ratio of cash and cash equivalents plus net trade receivables to the amount of principal payments owing to Cathay Bank under this contract for the next 12 months plus all other current liabilities. “Adjusted Tangible Net Worth” means the difference
s
between the value of the capital stock, partnership interests, or limited liability company interests of the Company and TLC US (and their respective subsidiaries), minus intangible assets, plus deferred revenue.
The Company was in compliance with all of the loan covenants as of December 31,
2018 and
2019.
On January 9, 2020, Cathay Bank agreed to amend the agreement pursuant to which the Adjusted Quick Ratio covenant was amended so that the Adjusted Quick Ratio must be at least 1.75 to 1.00, which became effective beginning January 9, 2020.

The Group must maintain an adjusted quick ratio (“Adjusted Quick Ratio”) of at least a minimum of 1.75 to 1.00. “Adjusted Quick Ratio” means a ratio of cash and cash equivalents plus net trade receivables to the amount of principal payments owing to Cathay Bank under this contract for the next 12 months plus all other current liabilities, but excluding lease liabilities recognized under IFRS 16.
The loan and security agreement with Cathay Bank also prohibits the Company from paying cash dividends or making distributions on account of the Company’s capital stock without the consent of Cathay Bank, subject to certain exceptions.

C.
As of December 31, 2018 and 2019, the undrawn loan facilities amounted to NT$6,623 thousand and NT$11,940 thousand (US$399 thousand), respectively. The information about the Group’s liquidity risk is provided in Note 12(2)C(c).

(1 2 )	Finance lease liabilities
The Group leases testing equipment under finance lease as of December 31, 2018. The leasehold assets are shown as “Property, plant and equipment” as of December 31, 2018 and remeasured and shown as
“Right-of-use
assets” as of December 31, 2019. Please refer to Notes 6(5) and (6) for details of related information.
Future minimum lease payments and their present values as of December 31, 2018 are as follows:

	December 31, 2018
	Total finance lease liabilities	Future finance charges	Present value of finance lease liabilities
	NT$000	NT$000	NT$000
Current
Not later than one year (Note)	$24,583	($583)	$24,000
Non-current
Later than one year but not later than two years (Note)	24,198	(198)	24,000

	$48,781	($781)	$48,000

Note:	Shown as “Other current liabilities” and “Other non-current liabilities”, respectively.

(1 3 )	Pensions

A.	Defined benefit plan

(a)
The Company has a defined benefit pension plan in accordance with the Labor Standards Act, covering all regular employees’ service years prior to the enforcement of the Labor Pension Act on July 1, 2005 and service years thereafter of employees who chose to continue to be subject to the pension mechanism under the Labor Standards Act. Under the defined benefit pension plan, two units are accrued for each year of service for the first 15 years and one unit for each additional year thereafter, subject to a maximum of 45 units. Pension benefits are based on the number of units accrued and the average monthly salaries and wages of the last 6 months prior to retirement. The Company contributes monthly an amount equal to 2% of the employees’ monthly salaries and wages to the retirement fund deposited with Bank of Taiwan, the trustee, under the name of the independent retirement fund committee. Also, the Company would assess the balance in the aforementioned labor pension reserve account by December 31, every year. If the account balance is insufficient to pay the pension calculated by the aforementioned methods to the employees expected to qualify for retirement in the following year, the Company will make contributions to cover for the deficit by the following March.

(b)	The amounts recognized in the balance sheet are as follows:

	December 31,
	2018	2019
	NT$000	NT$000	US$000
Present value of defined benefit obligations	$7,064	$7,402	$247
Fair value of plan assets	(1,560)	(1,805)	(60)

Net defined benefit liability	$5,504	$5,597	$187

(c)	Movements in net defined benefit liabilities are as follows:

2018	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000
Balance at January 1	$6,421	($1,319)	$5,102
Interest expense / income	83	(17)	66

	6,504	(1,336)	5,168

Remeasurements:
Change in financial assumptions	162	—	162
Experience adjustments	398	(33)	365

	560	(33)	527
Pension fund contribution	—	(191)	(191)

Balance at December 31	$7,064	($1,560)	$5,504

201 9	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000
Balance at January 1	$7,064	($1,560)	$5,504
Interest expense / income	77	(17)	60

	7,141	(1,577)	5,564

Remeasurements:
Change in financial assumptions	304	—	304
Experience adjustments	(43)	(50)	(93)
	261	(50)	211

Pension fund contribution	—	(178)	(178)

Balance at December 31	$7,402	( $1,805)	$5,597

Balance at December 31 (US$000)	$247	( $60)	$187

(d)
The Bank of Taiwan was commissioned to manage the Fund of the Company’s defined benefit pension plan in accordance with the Fund’s annual investment and utilization plan and the “Regulations for Revenues, Expenditures, Safeguard and Utilization of the Labor Retirement Fund” (Article 6: The scope of utilization for the Fund includes deposit in domestic or foreign financial institutions, investment in domestic or foreign listed, over-the-counter, or
private placement equity securities, and investment in domestic or foreign real estate securitization products, etc.). With regard to the utilization of the Fund, its minimum earnings in the annual distributions on the final financial statements shall be no less than the earnings attainable from the amounts accrued from two-year time
deposits with the interest rates offered by local banks. If the earnings is less than aforementioned rates, government shall make payment for the deficit after being authorized by the Regulator. The Company has no right to participate in managing and operating that fund and hence the Company is unable to disclose the classification of plan asset fair value in accordance with IAS 19 paragraph 142. The composition of fair value of plan assets as of December 31, 2018 and 2019 is given in the Annual Labor Retirement Fund Utilization Report announced by the government.

(e)	The principal actuarial assumptions used were as follows:

	2018	2019
Discount rate	1.10%	0.70%

Future salary increases	2.00%	2.00%

Assumptions regarding future mortality experience are set based on actuarial valuation in accordance with the 5th version of Taiwan Standard Ordinary Experience Mortality Tables. The present value of defined benefit obligation is affected whenever there is change in main actuarial assumption.
The sensitivity analysis is as follows:

	Discount rate		Future salary increases
	Increase 0.25%	Decrease 0.25%	Increase 0.25%	Decrease 0.25%
	NT$000	NT$000	NT$000	NT$000
December 31, 2018
Effect on present value of defined benefit obligations	($201)	$209	$189	($183)

	Discount rate		Future salary increases
	Increase 0.25%	Decrease 0.25%	Increase 0.25%	Decrease 0.25%
	NT$000	NT$000	NT$000	NT$000
December 31, 2019
Effect on present value of defined benefit obligations	( $192)	$198	$176	( $172)

December 31, 2019 (US$000)
Effect on present value of defined benefit obligation	( $6)	$7	$6	( $6)

The sensitivity analysis above was arrived at based on the assumption that other conditions remain unchanged. In practice, more than one assumption may change all at once. The method of analyzing sensitivity and the method of calculating net pension liability in the balance sheet are the same.

(f)	Expected contributions to the defined benefit pension plans of the Company for 2020 is NT$174 thousand (US$6 thousand).

(g)	As of December 31, 2019, the weighted average duration of the retirement plan is 14 years. The analysis of timing of the future pension payment is as follows:

	NT$000	US$000
Within 1 year	$—	$—
1-2 year(s)	257	9
2-5 years	307	10
6-10 years	3,176	106

	$3,740	$125

B.	Defined contribution plans
Effective July 1, 2005, the Company has established a defined contribution pension plan (the “New Plan”) under the Labor Pension Act (the “Act”), covering all regular employees with R.O.C. nationality. Under the New Plan, the Company contributes monthly an amount based on 6% of the employees’ monthly salaries and wages to the employees’ individual pension accounts at the Bureau of Labor Insurance. The benefits accrued are paid monthly or in lump sum upon termination of employment. The pension costs under the defined contribution pension plan of the Company for 2018 and 2019 are NT$8,843 thousand and NT$7,231 thousand (US$242 thousand), respectively.

C.
The subsidiaries have defined contribution plans in accordance with the local regulations, and contributions are based on a certain percentage of employees’ salaries and wages. Other than the yearly contributions, the subsidiaries have no further obligations. The pension costs of the subsidiaries for 2018 and 2019 were NT$1,487 thousand and NT$1,065 (US$36 thousand), respectively.

(14)	Share-based payment

A.	For 2017 , 2018 and 2019, the Company’s equity-settled share-based payment arrangements are as follows:

Type of arrangement	Grant date	Quantity granted (in thousands)	Contract period	Vesting conditions
Employee stock options	2012.05.08	63	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2013.11.14	883	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2014.03.20	153	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2014.08.15	82	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2015.02.26	1,102	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2015.04.30	16	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2015.05.04	35	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2015.07.30	50	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2015.10.29	180	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2016.02.25	1,391	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2016.08.11	140	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2016.11.03	73	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2018.06.29	1,320	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2018.07.02	65	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2019.03.07	115	5 years	Gradually vested after 2 year service (Note 1)
Employee stock option s	2019.05.08	300	5 years	Gradually vested after 2 year service (Note 1)
Restricted stocks to employees (Note 2)	2017.11.16	500	3 years	(Note 3)
Restricted stocks to employees (Note 2)	2018.07.02	50	3 years	(Note 3)

Note 1:
Employees with 2 year service are entitled to 50%; after the 2 year service, the ratio will increase by 1/48 every month for the following 24 months; and employees with 4 year service are entitled to 100%.

Note 2:
The restricted stocks issued by the Company cannot be transferred within the vesting period, but voting rights and dividend rights are not restricted on these stocks. Employees are required to return the stocks but not required to return the dividends received if they resign during the vesting period.

Note 3:
For the employees who are currently working in the Company and whose services have reached 1 year, 2 years and 3 years without violating the terms of employment agreement entered between the Company and employees, they are entitled to
 20%, 30% and 50%, respectively.

B.	Details of the share-based payment arrangements are as follows:

(a)	Employee stock options

	2017
Stock options	No. of units (in thousands)	Weighted-average exercise price (in NT dollars)
Options outstanding at beginning of the year	4,168	$231
Options forfeited	(655)	189

Options outstanding at end of the year	3,513	239

Options exercisable at end of the year	1,844	301

Options permitted but not yet granted at end of the year	—

	2018
Stock options	No. of units (in thousands)	Weighted-average exercise price (in NT dollars)
Options outstanding at beginning of the year	3,513	$239
Options granted	1,385	101
Options expired	(831)	379
Options forfeited	(338)	196

Options outstanding at end of the year	3,729	152

Options exercisable at end of the year	1,957	188

Options permitted but not yet granted at end of the year	415

	2019
Stock options	No. of units (in thousands)	Weighted-average exercise price (in NT dollars)	Weighted-average exercise price (in US dollars)
Options outstanding at beginning of the year	3,729	$152	$5
Options granted	415	93	3
Options expired	(171)	232	8
Options forfeited	(749)	138	5
Options outstanding at end of the year	3,224	134	4

Options exercisable at end of the year	1,669	167	6
Options permitted but not yet granted at end of the year	—

( b )	Restricted stocks to employees

	2017	2018	2019
	Shares (in thousands)	Shares (in thousands)	Shares (in thousands)
At January 1	111	500	422
Granted for the year (Note 1)	500	50	—
Expired for the year (Note 2)	(31)	(35)	(56)
Vested/restrictions removed for the year	(80)	(93)	(139)

At December 31	500	422	227

Note 1:
For the restricted stocks granted with the compensation cost accounted for using the fair value method, the fair values on the grant dates are calculated based on the closing prices on the grant dates subtracting the subscription price of NT$10 (in dollars).

Note 2:	Please refer to Note 6(16)E.

C.	No stock options were exercised for 2017, 2018 and 2019.

D.	The expiry date and exercise price of stock options outstanding at the balance sheet dates are as follows:

		December 31, 2018
		Options outstanding at end of year		Options exercisable at end of year
Exercise price (in dollars)	Quantity (in thousands)	Remaining contractual life (years)	Exercise price (in dollars)	Quantity (in thousands)	Exercise price (in dollars)
NT$			NT$		NT$
$ 249.7	119	0.22	$249.7	119	$249.7
191.7	52	0.62	191.7	52	191.7
227.3	820	1.16	227.3	787	227.3
208.4	15	1.33	208.4	14	208.4
208.4	35	1.34	208.4	31	208.4
140.8	38	1.58	140.8	33	140.8
134.7	138	1.83	134.7	109	134.7
150.5	1,063	2.15	150.5	758	150.5
123.7	28	2.61	123.7	16	123.7
118.0	61	2.84	118.0	38	118.0
99.2	1,295	4.49	99.2	—	—
101.2	65	4.50	101.2	—	—

	3,729			1,957

		December 31, 2019
		Options outstanding at end of year		Options exercisable at end of year
Exercise price (in dollars)	Quantity (in thousands)	Remaining contractual life (years)	Exercise price (in dollars)	Remaining contractual life (years)	Exercise price (in dollars)
NT$			NT$		NT$
$ 207.3	671	0.16	$207.3	671	$207.3
191.0	8	0.33	191.0	8	191.0
191.0	35	0.34	191.0	35	191.0
132.7	30	0.58	132.7	30	132.7
127.5	120	0.83	127.5	120	127.5
141.1	792	1.16	141.1	760	141.1
118.0	8	1.62	118.0	7	118.0
113.1	50	1.85	113.1	38	113.1
98.4	1,215	3.50	98.4	—	—
96.6	75	4.19	96.6	—	—
90.6	220	4.36	90.6	—	—

	3,224			1,669

		December 31 , 2019
		Options outstanding at end of year		Options exercisable at end of year
Exercise price (in dollars)	Quantity (in thousands)	Remaining contractual life (years)	Exercise price (in dollars)	Quantity (in thousands)	Exercise price (in dollars)
US$			US$		US$
$ 6.93	671	0.16	$6.93	671	$6.93
6.39	8	0.33	6.39	8	6.39
6.39	35	0.34	6.39	35	6.39
4.44	30	0.58	4.44	30	4.44
4.26	120	0.83	4.26	120	4.26

4.72	792	1.16	4.72	760	4.72
3.95	8	1.62	3.95	7	3.95
3.78	50	1.85	3.78	39	3.78
3.29	1,215	3.50	3.29	—	—
3.23	75	4.19	3.23	—	—
3.03	220	4.36	3.03	—	—
	3,224			1,669

E.	The fair value of stock options granted on grant date is measured using the Black Scholes option-pricing model. Relevant information is as follows:
Employee stock options

Grant date	June 29, 2018	July 2, 2018
Dividend yield	—	—
Expected volatility	43.59%~44.04%	43.60%~44.03%
Risk-free interest rate	0.65%~0.69%	0.65%~0.70%
Expected life (years)	3.5~4.5	3.5~4.5
Per share exercise price (in NT dollars)	$ 100.5	$ 102.5
Weighted average stock options fair value (in NT dollars)	$ 33~37	$ 33~38

Grant date	March 7, 2019	May 8, 2019
Dividend yield	—	—
Expected volatility	41.76%~42.66%	38.85%~41.63%
Risk-free interest rate	0.62%~0.65%	0.57%~0.60%
Expected life (years)	3.5~4.5	3.5~4.5
Per share exercise price (in NT dollars)	$ 97.4	$ 91.3
	(US$3.26 dollars)	(US$3.05 dollars)
Weighted average stock options fair value (in NT dollars)	$31~$35	$27~$32
	(US$1.0~1.2 dollars)	( US$0.9~1.1 dollars)
F.	Expenses incurred on share-based payment transactions are shown below:

	2017	2018	2019
	NT$000	NT$000	NT$000	US$000
Equity-settled	$57,149	$41,386	$26,793	$896

(15)	Provisions (decommissioning liabilities)

2019
NT$000
At January 1	$6,922
Unused amount reversed	(490)

At December 31	$6,432

At December 31 (US$000)	$215

Analysis of total provisions are shown below:

	December 31,
	2018	2019
	NT$000	NT$000	US$000
Non-current	$6,922	$6,432	$215

In accordance with the requirements specified in the agreements, the Group bears the obligation for the costs of dismantling, removing the asset and restoring the site of its rented office in the future. A provision is recognized for the present value of costs to be incurred for dismantling, removing the asset and restoring the site. It is expected that the provision will be used in 2 to 4 years.

(16)	Common s hares

A.
As of December 31, 2019, the Company’s authorized capital was NT$2,000,000 thousand (US$66,867 thousand), and the paid-in
capital was NT$741,939 thousand (US$

24,806 thousand) with a par value of NT$10 (in dollars) (US$0.3 (in dollars)) per share. All proceeds from shares issued have been collected.

Movements in the number of the Company’s common shares outstanding are as follows (Unit: thousand shares):

	2017	2018	2019
Issued common shares at January 1	55,730	56,199	64,045
Cash capital increase	—	—	10,200
Cash capital increase – issuance of American Depositary Shares	—	7,831	—
Issuance of employee restricted stocks	500	50	—
Cancellation of employee restricted stocks	(31)	(35)	(51)
Issued common shares at December 31	56,199	64,045	74,194
Restricted stocks retrieved from employees and to be cancelled	—	—	(5)
Outstanding common shares at December 31	56,199	64,045	74,189

B.
To increase the Company’s working capital, the stockholders at their extraordinary stockholders’ meeting on March 10, 2011 adopted a resolution to raise additional cash through private placement with the effective date set on March 25, 2011. The maximum number of shares to be issued through the private placement was 4,711 thousand shares at a subscription price of NT$42.45 (in dollars) per share. The amount of capital raised through the private placement was NT$200,000 thousand which had been registered. Pursuant to the Securities and Exchange Act of the ROC, the common shares raised through the private placement are subject to certain transfer restrictions and cannot be listed on the stock exchange until three years after they have been issued and have applied for retroactive handling of public issuance procedures. Other than these restrictions, the rights and obligations of the common shares raised through the private placement are the same as other issued common shares.

C.
In February 2018, the Company filed a registration statement on Form F-1, with the U.S. Securities and Exchange Commission (“SEC”) for the initial public offering in the United States of its American Depositary Shares (“ADSs”) representing common shares. The registration statement for listing its ADSs in the Nasdaq Global Market was declared effective by the SEC on November 21, 2018, and the Company’ s ADSs began trading on the Nasdaq Global Market under the Ticker symbol “TLC”.

The actual units of ADSs for this offering were 3,915,550, and each ADS represents two of the Company’s common shares, which in the aggregate represents 7,831,100
common shares. The offering price per ADS was
US$5.80
(in dollars), equivalent
to a price per common share

of NT$89.32 (in dollars).
 As of December 31, 2019, the outstanding ADRs were 3,915,550 units, or 7,831,100 common shares, representing 10.55% of the Company’s issued common shares.
The terms of ADS are as follows:

(a)	Voting rights
ADSs holders may, pursuant to the Depositary Agreement and the relevant laws and regulations of the R.O.C., exercise the voting rights pertaining to the underlying common stock represented by the ADSs.

(b)	Dividends, stock warrants and other rights
ADSs holders and common shareholders are all entitled to receive dividends. The Depositary may issue new ADSs in proportion to ADSs holding ratios or raise the number of shares of common shares represented by each unit of ADSs or sell stock dividends on behalf of ADSs holders and distribute proceeds to them in proportion to their ADSs holding ratios.
D.
In order to raise funds for drug development, on July 30, 2019 the Board of Directors resolved to increase its capital for cash, which was approved by the FSC on September 17, 2019. For this capital increase for cash, the 10,200,000 common shares were issued with an offering price of NT$82
(in dollars) (US$2.74
dollars) per share. The total
paid-in
capital is NT$836,400
 thousand (US$27,964
thousand), which has been fully collected. The Company set the record date of the capital increase on October 24, 2019.

E.	Employee restricted stocks

(a)
As

2,000
shares of employee restricted stocks granted to certain employees did not meet the vesting conditions in accordance with the terms of restricted stocks in March 2017
, the Board of Directors resolved on May 11, 2017 to buy back the restricted stocks to retire for capital reduction. The transaction
was completed on June 23, 2017.

(b)
As 15,000
shares of employee restricted stocks granted to certain employees did not meet the vesting conditions in accordance with the terms of restricted stocks

in
July and August 2017
, the Board of Directors resolved on August 10, 2017 to buy back the restricted stocks to retire for capital reduction. The transaction
was completed on September 7, 2017.

(c)
As 14,000
shares of employee restricted stocks granted to certain employees did not meet the vesting conditions in accordance with the terms of restricted stocks

in
September and November 2017
, the Board of Directors resolved on November 1, 2017 to buy back the restricted stocks to retire for capital reduction. The transaction
was completed on December 8, 2017.

(d)
As 25,000
shares of employee restricted stocks granted to certain employees did not meet the vesting conditions in accordance with the terms of restricted stocks in June and July 2018
, the Board of Director resolved on August 1, 2018 to buy back the restricted stocks to retire for capital reduction. The transaction
was completed on August 29, 2018.

(e)
As 10,000
shares of employee restricted stocks granted to certain employees did not meet the vesting conditions in accordance with the terms of restricted stocks in November 2018
, the Board of Directors resolved on October 31, 2018 to buy back the restricted stocks to retire for capital reduction. The transaction
was completed on January 3, 2019.

(f)
The stockholders at their annual stockholders’ meeting on May 31, 2017 adopted a resolution to issue employee restricted stocks (see Note 6(14)) with the effective date set on November 16, 2017 and July 2, 2018. The subscription price is $10 (in dollars) per share. The employee restricted stocks issued are subject to certain restrictions on selling, pledging as collateral, transfer, donation or other methods to dispose before their vesting conditions are met. Other than these restrictions, the rights and obligations of these shares issued are the same as other issued common shares.

(g)
As 17,600
shares of employee restricted stocks granted to certain employees did not meet the vesting conditions in accordance with the terms of restricted stocks in February and April 2019
, the Board of Directors resolved on May 8, 2019 to buy back the restricted stocks to retire for capital reduction. The transact
ion
 was completed on June 25, 2019.

(h)
As 33,000
shares of employee restricted stocks granted to certain employees did not meet the vesting conditions in accordance with the terms of restricted stocks in July 2019
, the Board of Directors resolved on November 13, 2019 to buy back the restricted stocks to retire for capital reduction. The transaction
was completed on December 25, 2019.

(i)
As 5,000
shares of employee restricted stocks granted to certain employees did not meet the vesting conditions in accordance with the terms of restricted stocks in December 2019
, the Board of Directors resolved on December 20, 2019 to buy back the restricted stocks to retire for capital reduction. The transaction
was completed on February 4, 2020.

(17)	Capital surplus
Pursuant to the R.O.C. Company Act, capital surplus arising from paid-in
capital in excess of par value on issuance of common stock and donations can be used to cover accumulated deficit or to issue new stocks or cash to shareholders in proportion to their share ownership, provided that the Company has no accumulated deficit. Further, the R.O.C. Securities and Exchange Act requires that the amount of capital surplus to be capitalized mentioned above should not exceed 10% of the paid-in
capital each year. Capital surplus should not be used to cover accumulated deficit unless the legal reserve is insufficient.

(18)	Retained earnings / accumulated deficit

A.	Under the Company’s Articles of Incorporation, the current earnings, if any, shall be distributed in the following order:

(a)	Payment of taxes and duties;

(b)	Cover prior years’ accumulated deficit, if any;

(c)	After deducting items a and b, set aside 10% of the remaining amount as legal reserve;

(d)	Appropriate or reverse special reserve in accordance with the relevant laws and regulations, if necessary;

(e)	After deducting items a to d, the remainder, if any, to be retained or to be appropriated shall be resolved by the shareholders at the shareholders’ meeting.

B.	The Company’s dividend policy is summarized below:
As the Company operates in a volatile business environment and is in the growth stage, the residual dividend policy is adopted taking into consideration the Company’s financial structure, operating results and future expansion plans. According to the dividend policy adopted by the Board of Directors, cash dividends shall account for at least 10% of the total dividends distributed.

C.	Under the R.O.C. Company Act, when the accumulated deficit exceeds 50% of the capital, the directors should convene a meeting of the shareholders and report the situation.

D.
The shareholders during their meetings on May 31, 2017 and June 26, 2018 adopted a resolution to use capital surplus amounting to NT$824,662 thousand and NT$874,086 thousand to cover accumulated deficit, respectively.

E.	As of December 31, 2018 and 2019, the Company had accumulated deficits. Therefore, the earnings distribution information disclosure is not applicable.

F.	For the information relating to employees’ compensation and directors’ remuneration, please refer to Note 6(24).

(19)	Operating revenue

	2018	2019
	NT$000	NT$000	US$000
Revenue from contracts with customers	$62,324	$209,140	$6,992

A.	Disaggregation of revenue from contracts with customers
The Group derives revenue from the transfer of goods and services over time and at a point in time in the following types:

2018	Royalty revenue	Authorization collaboration and development revenue	Other	Total
	NT$000	NT$000	NT$000	NT$000
Timing of revenue recognition
At a point in time	$52,100	$—	$—	$52,100
Over time	—	10,224	—	10,224

Total	$52,100	$10,224	$—	$62,324

2019	Royalty revenue	Authorization collaboration and development revenue	Other	Total
	NT$000	NT$000	NT$000	NT$000
Timing of revenue recognition
At a point in time	$58,970	$149,056	$304	$208,330
Over time	—	—	810	810

Total	$58,970	$149,056	$1,114	$209,140

Total (US$000)	$1,972	$4,983	$37	$6,992

B.	Contract assets and liabilities
The Group has recognized the following revenue-related contract assets and liabilities:

	January 1,	December 31,
	2018	2018	2019
	NT$000	NT$000	NT$000	US$000
Contract assets - authorization collaboration and development revenue	$—	$2,283	$—	$—

Non-contract liabilities - authorization collaboration and development revenue	$—	$—	$10,760	$360

(a)	Revenue recognized that was included in the contract liability balance at the beginning of the year .

	2018	2019
	NT$000	NT$000	US$000
Revenue recognized that was included in the contract liability balance at the beginning of the year
Authorization collaboration and development contracts	$7,941	$—	$—

(b)	Unfulfilled long-term authorization collaboration and development contract s
Aggregate amount of the transaction price allocated to long-term authorization collaboration and development contracts that are partially unsatisfied as of December 31,
2018 and
2019 amounted to NT$37,716 thousand
and NT$10,760 thousand
(US$
360 thousand), respectively. The
above transaction prices disclosed do not include any estimated amounts of variable consideration that are constrained. Considering the progress of research and development, management expects that the transaction price allocated to the unsatisfied contracts amounting to
NT$37,716 thousand
 and NT$10,760 thousand
(US$ 360 thousand)
,
as of December 31,
2018 and
2019
,
respectively
,
will be recognized as revenue in the next three years, which is subject to the management’s plan in terms of completion of clinical and bioequivalence study.

C.	Authorization collaboration and development revenue is the revenue arising from authorization collaboration and development of generic drugs. The details are as follows:

(a)
In December 2013, the Company entered into a license and collaboration agreement with Sandoz AG. (“Sandoz”) for the development and commercialization of products in Europe and in the USA. Under the terms of the agreement, the Company received an upfront, non-refundable
payment of US$100 thousand in January 2014, and aggregated milestone payments of US$2,275 thousand related to the Europe submission in March 2014, April 2014, and January 2015, respectively.

Once the new drug is launched in the market, a royalty fee will be received by the Company, which is equal to an agreed upon percentage of net sales. The Company is also eligible to receive performance-based milestone payment upon entering the local market in Europe and in the USA, and upon achieving a certain net sales volume and market position within five years.

The Company is in negotiation with Sandoz in relation to the termination of the above agreement.

(b)
In March 2019, the Company entered into a commercialization agreement with Hong Kong Sansheng Medical Limited (“3SBio”) to commercialize two liposomal products utilizing the Company’s NanoX technology platform in mainland China, excluding Hong Kong and Macau. Under the terms of the agreement, the Company received an upfront, non-refundable
payment in March 2019, and the Company may receive development and sales milestones for a total of up to US$25 million. In addition, the Company is also eligible to receive double-digit profit shares from the potential sales of products.

(c)
In June 2019, the Company entered into a development and license agreement with Birdie Biopharmaceuticals, Inc. (“Birdie”). Under the terms of the development and license agreement, the Company granted Birdie the right to use its intellectual property of NanoX technology to develop and commercialize Birdie’s liposomal formulated dual agonist product. Birdie will be responsible for the product’s preclinical and clinical development, regulatory filing and commercialization. The Company will be assisting with Birdie in the formulation development and manufacturing process of Birdie’s product. Birdie will fund all the development and manufacturing costs. The Company is eligible to receive upfront payment and future milestone payments up to US$49 million. Once the new drug is launched in the market, Birdie will pay the Company a royalty payment based on a certain percentage of the net sales.

D.	The details of royalty revenue are as follows:

(a)
The Company granted TTY Biopharm Company Limited (“TTY”) the exclusive right in Taiwan to produce and promote
LIPO-DOX,
a medicinal product developed by the Company. Under the contract, royalty payments are based on 12% of the net product sales.

(b)
The Company authorizes Yung Shin Pharm. Ind. Co., Ltd. (“YSP”) the exclusive right in Taiwan to produce and promote generic drugs. Under the contract, the Company will receive a royalty payment based on a certain percentage of the net sales.

(20)	Other income and expenses

	2017	2018	2019
	NT$000	NT$000	NT$000	US$000
Government subsidy income (Note 1 and 2)	$14,206	$21,100	$1,420	$47
Others	6,942	5,128	14,629	489

	$21,148	$26,228	$16,049	$536

Note 1:
The Company has entered into contracts of “A phase IIa trial of lipid-based investigational drug TLC399 in the subjects with macular edema due to retinal vein occlusion in the United States” and “A phase I/II trial of lipid-based, sustained release investigational drug TLC399 (ProDex
®
) for treating macular edema due to retinal vein occlusion” with the Institute for Information Industry in 2017 and 2014, respectively. The Company has accrued government subsidy income in accordance with the progress of the plans. The aforesaid subsidy plans has recognized income of NT$14,206 thousand, NT$7,615 thousand and NT$1,420 thousand (US$47 thousand) for 2017, 2018 and 2019, respectively. As of December 31, 201
9
, the Company has not received the government subsidy of NT$1,420 thousand (US$47 thousand) (shown as “Other receivables”).

Note 2:	The Company’s subsidiary, TLC Biopharmaceuticals Pty Ltd. received the financial incentives from Australian government in August 2018 of NT$13,485 thousand for its research and development activities.

(2 1 )	Other gains and losses

	2017	2018	2019
	NT$000	NT$000	NT$000	US$000
Net currency exchange gain (loss)	$2,632	($2,986)	$14,515	$486
Other gains (losses )	20	1,478	(53)	(2)

	$2,652	($1,508)	$14,462	$484

(2 2 )	Finance costs

	2017	2018	2019
	NT$000	NT$000	NT$000	US$000
Bank borrowings	$2,255	$9,379	$21,333	$713
Finance lease liabilities	1,130	507	—	—
Lease liabilities	—	—	2,323	78

	$3,385	$9,886	$23,656	$791

(2 3 )	Expenses by nature (Shown as “Operating expenses”)

	2017	2018	2019
	NT$000	NT$000	NT$000	US$000
Employee benefit expenses	$323,991	$314,655	$268,381	$8,973

Depreciation charges	$41,926	$39,315	$64,754	$2,165

Amortization charges	$10,570	$8,144	$6,648	$222

(2 4 )	Employee benefit expenses

	2017	2018	2019
	NT$000	NT$000	NT$000	US$000
Wages and salaries	$225,633	$234,735	$210,140	$7,026
Share-based payment compensation costs	57,149	41,386	26,793	896
Labor and health insurance fees	19,117	19,026	16,177	541
Pension costs	10,245	10,396	8,356	279
Other personnel expenses	11,847	9,112	6,915	231
	$323,991	$314,655	$268,381	$8,973

According to the Articles of Incorporation of the Company, a ratio of distributable profit of the current year, after covering accumulated deficit, shall be distributed as employees’ compensation and directors’ remuneration. The ratio shall be 2%~8% for employees’ compensation and shall not be higher than 2% for directors’ remuneration. As of December 31, 2017, 2018 and 2019, the Company had accumulated deficits and did not accrue employees’ compensation and directors’ remuneration.

(2 5 )	Income tax

A.	Components of income tax expense:

	2017	2018	2019
	NT$000	NT$000	NT$000	US$000
Current income tax:
Current income tax on profits for the year	$735	$538	$906	$30
Prior year income tax underestimation	133	329	3,214	108
Total current income tax	868	867	4,120	138
Deferred income tax:
Origination and reversal of temporary differences	83	—	—	—

	$951	$867	$4,120	$138

B.	Reconciliation between income tax expense and accounting profit:

	2017	2018	2019
	NT$000	NT$000	NT$000	US$000
Tax calculated based on profit (loss) before tax and statutory tax rate (Note)	($148,412)	($180,141)	($160,680)	($5,372)
Effect of different tax rates in countries in which the Group operates	573	300	83	3
Tax effect of amounts which are not (taxable) deductible in calculating taxable income	83	—	—	—
Taxable loss not recognized as deferred tax assets	148,574	180,379	161,503	5,400
Prior year income tax underestimation	133	329	3,214	107

Income tax expense	$951	$867	$4,120	$138

Note:	The basis for computing the applicable tax rate is the rate applicable of 17 % in the parent company’s country in 2017 , and 20% and 20% in 2018 and 2019, respectively.

C.	Amounts of deferred income tax assets or liabilities as a result of temporary differences are as follows:

	2017
	January 1	Recognized in profit or loss	Recognized in other comprehensive income	Recognized in equity	December 31
	NT$000	NT$000	NT$000	NT$000	NT$000
Temporary differences:
—Deferred income tax assets:
Unrealized expenses	$164	($83)	$—	$—	$81

	2018
	January 1	Recognized in profit or loss	Recognized in other comprehensive income	Recognized in equity	December 31
	NT$000	NT$000	NT$000	NT$000	NT$000
Temporary differences:
—Deferred income tax assets:
Unrealized expenses	$81	$—	($2)	$—	$79

	2019
	January 1	Recognized in profit or loss	Recognized in other comprehensive income	Recognized in equity	December 31	December 31
	NT$000	NT$000	NT$000	NT$000	NT$000	US$000
Temporary differences:
—Deferred income tax assets:
Unrealized expenses	$79	$—	($3)	$—	$76	$3

D.	Details of investment tax credits and unrecognized deferred tax assets are as follows:

	December 31, 2018
	Unused credits	Unrecognized deferred income tax assets	Final year tax credits are due
	NT$000	NT$000
Qualifying items
Research and development expenditure	$358,394	$358,394	Note
Employees’ development and training	72	72	Note

	December 31, 2019
	Unused credits	Unrecognized deferred income tax assets	Final year tax credits are due
	NT$000	NT$000
Qualifying items
Research and development expenditure	$549,466	$549,466	Note
Employees’ development and training	72	72	Note

	December 31, 2019
	Unused credits	Unrecognized deferred income tax assets	Final year tax credits are due
	US$000	US$000
Qualifying items
Research and development expenditure	$18,371	$18,371	Note
Employees’ development and training	2	2	Note

Note:
In accordance with the Ministry of Economic Affairs (MOEA) Jing-Shou-Gong-Zi Letter No. 10020409420 dated June 10, 2011, Letter No. 10320407210 dated April 3, 2014, and Letter No. 1072042611 dated September 26, 2018, the Company was approved as a biotech pharmaceuticals company. Accordingly, the Company and its shareholders are eligible for investment tax credits under the Statute for Development of Biotech New Pharmaceuticals Industry. Relevant investment tax credits can be used to offset against the Company’s income tax within five years from the year in which the Company starts to have income tax payable.

E.	Expiration dates of unused loss carryforward and amounts of unrecognized deductible amounts of the Company are as follows:

	December 31, 2018
Year incurred	Amount filed / assessed	Unused amount	Unrecognized amount (Note)	Expiry year
	NT$000	NT$000	NT$000
2009	$136,642	$136,642	$136,642	2019
2010	196,215	196,215	196,215	2020
2011	212,903	212,903	212,903	2021
2012	187,946	187,946	187,946	2022
2013	407,816	407,816	407,816	2023
2014	632,283	632,283	632,283	2024
2015	649,799	649,799	649,799	2025
2016	792,388	792,388	792,388	2026
2017	832,622	832,622	832,622	2027
2018	918,113	918,113	918,113	2028

	$4,966,727	$4,966,727	$4,966,727

Note:	Unrecognized amount represents unused tax losses for which no deferred income tax asset has been recognized.

	December 31, 2019
Year incurred	Amount filed/ assessed	Unused amount	Unrecognized amount (Note)	Expiry year
	NT$000	NT$000	NT$000
2010	$196,215	$196,215	$196,215	2020
2011	212,903	212,903	212,903	2021
2012	187,946	187,946	187,946	2022
2013	407,816	407,816	407,816	2023
2014	632,283	632,283	632,283	2024
2015	649,799	649,799	649,799	2025
2016	792,388	792,388	792,388	2026
2017	832,622	832,622	832,622	2027
2018	870,584	870,584	870,584	2028
2019	754,611	754,611	754,611	2029
	$5,537,167	$5,537,167	$5,537,167

Note:	Unrecognized amount represents unused tax losses for which no deferred income tax asset has been recognized.

	December 31, 2019
Year incurred	Amount filed/ assessed	Unused amount	Unrecognized amount (Note)	Expiry year
	US$000	US$000	US$000
2010	$6,560	$6,560	$6,560	2020
2011	7,118	7,118	7,118	2021
2012	6,284	6,284	6,284	2022
2013	13,635	13,635	13,635	2023
2014	21,140	21,140	21,140	2024
2015	21,725	21,725	21,725	2025
2016	26,492	26,492	26,492	2026
2017	27,838	27,838	27,838	2027
2018	29,107	29,107	29,107	2028
2019	25,229	25,229	25,229	2029

	$185,128	$185,128	$185,128

Note:	Unrecognized amount represents unused tax losses for which no deferred income tax asset has been recognized.

F.
The U.S. subsidiary, TLC Biopharmaceuticals, Inc., has not recognized unused tax losses as deferred income tax assets. As of December 31, 2018 and 2019, the amounts of unused tax losses not recognized as deferred income tax assets are NT$29,984 thousand and NT$28,438 thousand (US$951 thousand), respectively.

G.	The amounts of deductible temporary differences that are not recognized as deferred income tax assets are as follows:

	December 31,
	2018	2019
	NT$000	NT$000	US$000
Deductible temporary differences	$85,337	$84,234	$2,816

H.	The Company’s income tax returns through 201 7 have been assessed and approved by the Tax Authority.

(2 6 )	Loss per share

	2017
	Amount after tax	Weighted average number of common shares outstanding (in thousands of shares)		Loss per share (in dollars)
	NT$000			NT$
Basic loss per share
Loss attributable to common shareholders of the Company	($873,962)	55,489		($15,75)

Dilutive effect of common shares equivalents:
Employees’ stock options	—	(Note	)
Restricted stocks	—	(Note	)

Diluted loss per share
Loss attributable to common shareholders of the Company plus assumed conversion of all dilutive potential common shares	($873,962)	55,489		($15,75)

	2018
	Amount after tax	Weighted average number of common shares outstanding (in thousands of shares)		Loss per share (in dollars)
	NT$000			NT$
Basic loss per share
Loss attributable to common shareholders of the Company	($901,574)	62,719		($14.37)

Dilutive effect of common shares equivalents:
Employees’ stock options	—	(Note	)
Restricted stocks	—	(Note	)

Diluted loss per share
Loss attributable to common shareholders of the Company plus assumed conversion of all dilutive potential common shares	($901,574)	62,719		($14.37)

	2019
	Amount after tax	Weighted average number of common shares outstanding (in thousands of shares)		Loss per share (in dollars)
	NT$000			NT$
Basic loss per share
Loss attributable to common shareholders of the Company	( $807,522)	65,545		( $12.32)
Dilutive effect of common shares equivalents:
Employees’ stock options	—	(Note	)
Restricted stocks	—	(Note	)

Diluted loss per share
Loss attributable to common shareholders of the Company plus assumed conversion of all dilutive potential common shares	($807,522)	65,545		($12.32)

	2019
	Amount after tax	Weighted average number of common shares outstanding (in thousands of shares)		Loss per share (in dollars)
	US$000			US$
Basic loss per share
Loss attributable to common shareholders of the Company	( $26,999)	65,545		($0.41)
Dilutive effect of common shares equivalents:
Employees’ stock options	—	(Note	)
Restricted stocks	—	(Note	)

Diluted loss per share
Loss attributable to common shareholders of the Company plus assumed conversion of all dilutive potential common shares	($26,999)	65,545		($0.41)

Note:	Employee stock options and employee restricted stocks have no dilutive effect for any periods due to the fact that the Company was in loss position for all periods presented.

(27)	Cash flow information
Investing activities with partial cash payments

	2017	2018	2019
	NT$000	NT$000	NT$000	US$000
Acquisition of property, plant and equipment (including transfers)	$17,237	$42,213	$5,337	$179
Add: Opening balance of payables on machinery, equipment and intangible assets	1,229	—	3,303	110
Ending balance of prepayments for equipment	923	27,942	74,841	2,502
Opening balance of prepayments for equipment being transferred to other expenses	—	780	—	—
Opening balance of prepayments for equipment being transferred to intangible assets	227	—	243	8
Less: Ending balance of payables on machinery, equipment and intangible assets	—	(3,303)	(190)	(6)
Opening balance of prepayments for equipment	(1,483)	(923)	(27,942)	(934)
Cash paid	$18,133	$66,709	$55,592	$1,859

	2017	2018	2019
	NT$000	NT$000	NT$000	US$000
Acquisition of intangible assets (including transfers)	$5,933	$3,537	$4,420	$148
Add: Opening balance of payable on machinery, equipment and intangible assets	1,495	—	374	12
Less: Ending balance of payables on machinery, equipment and intangible assets	—	(374)	(74)	(2)
Opening balance of prepayments for equipment	(227)	—	(243)	(8)
Cash paid	$7,201	$3,163	$4,477	$150

(28)	Changes in liabilities from financing activities

	2017
	Short-term borrowings	Long-term borrowings (including current portion)	Financial lease liabilities (including current portion)	Liabilities from financing activities
	NT$000	NT$000	NT$000	NT$000
At January 1	$46,000	$71,750	$50,500	$168,250
Changes in cash flow from financing activities	—	(1,700)	1,500	(200)

At December 31	$46,000	$70,050	$52,000	$168,050

	2018
	Short-term borrowings	Long-term borrowings (including current portion)	Financial lease liabilities (including current portion)	Liabilities from financing activities
	NT$000	NT$000	NT$000	NT$000
At January 1	$46,000	$70,050	$52,000	$168,050
Changes in cash flow from financing activities	—	364,107	(4,000)	360,107
Changes in other non-cash items	—	600	—	600

At December 31	$46,000	$434,757	$48,000	$528,757

	2019
	Short-term borrowings	Long-term borrowings (including current portion)	Lease liabilities-2019 Financial lease liabilities-2018 (including current portion)	Liabilities from financing activities
	NT$000	NT$000	NT$000	NT$000
At January 1	$46,000	$434,757	$48,000	$528,757
Effect on initial application of IFRS16 (Note)	—	—	73,021	73,021

Adjusted balance at January 1, 2019	46,000	434,757	121,021	601,778
Changes in cash flow from financing activities	—	(56,425)	(37,778)	(94,203)
Additions	—	—	1,770	1,770
Changes in other non-cash items	—	(7,679)	7,496	(183)

At December 31	$46,000	$370,653	$92,509	$509,162

At December 31 (US$000)	$1,538	$12,392	$3,093	$17,023

Note:	Please refer to Note 3(1) for the initial application of IFRS 16.